CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                                  July 22, 2009



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                   Re:  Matrix Defined Trusts 12 (the "Fund")
                                 (CIK# 1468668)
                        -------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., the depositor and principal underwriter of the Fund (the "Sponsor") is a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Act") of units representing the ownership of interests in the Fund.

     The Fund consists of one underlying unit investment trust, The America First Absolute Return Portfolio, Series 2 (the "Trust"), which will invest in a portfolio of securities selected according to a defined investment strategy. This investment strategy may select a Trust portfolio consisting of one or more of the following: common stocks, preferred securities, common stocks of closed-end management investment companies that are approved for listing and trading on a national securities exchange ("closed-end funds"), open-end management investment companies ("open-end funds") and exchange-traded portfolios ("Exchange Traded Portfolios"). The Exchange Traded Portfolios potentially held by the Trust could include open-end funds and unit investment trusts registered under the Investment Company Act of 1940 (commonly referred to as "exchange-traded funds" or "ETFs"), commodity pools and investment funds that invest in physical commodities, in each case, that issue shares that are approved for listing and trading on a national securities exchange, but exclude closed-end funds, funds or pools that are treated as publicly traded partnerships for federal income tax purposes, Holding Company Depositary Receipts (HOLDRS) and exchange-traded notes. The Sponsor intends for the Trust to make any investments in investment companies pursuant to Rule 12d1-3 under the Investment Company Act of 1940. The Registration Statement for the Fund has been prepared in substantial conformity with materials submitted on behalf of Matrix Defined Trusts 7 (File No. 333-158530) declared effective by the Securities and Exchange Commission (the "Commission") on May 21, 2009, Matrix Defined Trusts 4 (File No. 333-153729) declared effective by the Commission on November 6, 2008 and Matrix Defined Trusts 1 (File No. 333-150528) declared effective by the Commission on July 3, 2008. The first of these registration statements is a prior series of the Trust.

     We are requesting review of the Registration Statement because the Fund is unable to rely on Rule 487 under the Securities Act of 1933 so that the Registration Statement would automatically become effective upon filing. The Fund may not rely on Rule 487 because paragraph (b)(1) of Rule 487 requires that




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reliance upon the rule is conditioned upon the registrant not engaging in the business of investing in open-end funds. Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly, we request limited review of the Registration Statement only to the extent necessary to comply with Rule 487(b)(1). It is possible that the Trust will not ultimately hold open-end funds if the Trust's investment strategy does not select such assets for the portfolio at the time of the creation of the Trust.

     We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission as soon as is practicable.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-22166) for Matrix Defined Trusts are intended to apply to all series of the Fund.

     If you have any questions, please do not hesitate to contact Matthew Schmanski at (312) 845-3720 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                    By     /s/ SCOTT R. ANDERSON
                                      ----------------------------
                                          Scott R. Anderson

SRA




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